SHORT-TERM BANK DEPOSITS (Narrative) (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits	282 days
Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits		357 days
Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Period of bank deposits		368 Days
Fixed interest rate [member] | USD [member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate	1.12%
Fixed interest rate [member] | USD [member] | Minimum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate		2.48%
Fixed interest rate [member] | USD [member] | Maximum [Member]
Disclosure of financial instruments by type of interest rate [line items]
Deposit interest rate		3.10%